VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance For Doubtful Accounts, Current
Movement in Valuation and Qualifying Accounts and Reserves
Balance at the Beginning of the Period	$ 578	$ 676	$ 669
Additions, charged to expense and cost accounts	41	90	49
Writeoffs	(45)	(154)	(146)
Other	(15)	(34)	104
Balance at the End of the Period	560	578	676
Allowance For Doubtful Accounts, Noncurrent
Movement in Valuation and Qualifying Accounts and Reserves
Balance at the Beginning of the Period	38	58	100
Additions, charged to expense and cost accounts	10	1	(12)
Writeoffs	0	(17)	(29)
Other	17	(3)	(1)
Balance at the End of the Period	66	38	58
Allowance For Inventory Losses
Movement in Valuation and Qualifying Accounts and Reserves
Balance at the Beginning of the Period	625	674	679
Additions, charged to expense and cost accounts	294	230	254
Writeoffs	(240)	(279)	(285)
Other	(28)	1	26
Balance at the End of the Period	652	625	674
Revenue Based Provisions
Movement in Valuation and Qualifying Accounts and Reserves
Balance at the Beginning of the Period	861	888	871
Additions, charged to revenue accounts	3,228	3,157	3,234
Writeoffs	(3,345)	(3,132)	(3,216)
Other	33	(51)	(1)
Balance at the End of the Period	$ 777	$ 861	$ 888